AB Corporate Shares

AB Impact Municipal Income Shares

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.5%
Long-Term Municipal Bonds – 100.5%
Arizona – 3.4%
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-A 4.00%, 07/01/2051	$	5,195	$4,088,670
4.00%, 07/01/2061		6,480	4,823,174
Series 2021-B 4.00%, 07/01/2051		1,250	983,799
4.00%, 07/01/2061		2,435	1,812,412
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2038		1,400	1,358,123
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)		500	491,634
5.00%, 07/01/2050(a)		1,175	1,080,517
5.00%, 07/01/2054(a)		640	574,497
Series 2021 4.00%, 07/01/2051(a)		1,625	1,255,843
4.00%, 07/01/2061(a)		5,210	3,797,512

			20,266,181

California – 26.2%
California Community Choice Financing Authority (National Bank of Canada) Series 2023 5.50%, 10/01/2054		10,085	10,871,725
California Community Choice Financing Authority (New York Life Insurance) Series 2024H 5.00%, 01/01/2056		10,000	10,576,280
California Community Choice Financing Authority (Nomura Holdings, Inc.) Series 2026 5.00%, 03/01/2036		10,000	10,261,266
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024D 5.00%, 02/01/2055		17,830	19,003,806
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2039		1,000	1,045,078
Series 2025 5.00%, 12/01/2035		2,000	2,204,874
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2047		1,000	937,988
California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050		3,000	2,992,424
5.00%, 08/01/2055		1,600	1,565,863
California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037		3,390	3,118,373

	Principal Amount (000)		U.S. $ Value

California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	$	5,000	$5,003,595
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046		5,000	4,654,172
4.00%, 05/01/2051		5,000	4,440,925
4.00%, 05/01/2055		5,000	4,385,570
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2036(a)		710	730,400
5.00%, 12/01/2046(a)		8,985	8,994,696
Series 2025 5.125%, 12/01/2040		1,000	1,037,103
5.50%, 12/01/2045		1,045	1,089,816
5.75%, 12/01/2055		1,500	1,556,475
California Municipal Finance Authority (Gateways Hospital & Mental Health Center) Series 2026 5.25%, 09/01/2055		4,475	4,494,425
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)		1,775	1,773,317
5.00%, 11/01/2049(a)		6,075	5,618,246
California Municipal Finance Authority (La Maestra Family Clinic) Series 2021 4.00%, 09/01/2046		2,960	2,722,274
4.00%, 09/01/2051		2,745	2,458,551
California Municipal Finance Authority (SAC Health System) Series 2026 5.00%, 09/01/2034(b)		490	509,815
5.00%, 09/01/2036(b)		450	464,388
5.50%, 09/01/2046(b)		1,125	1,178,938
6.00%, 09/01/2056(b)		1,685	1,791,298
California Municipal Finance Authority (The Steven) Series 2026 7.00%, 06/01/2044(a)		250	244,764
Series 2026-A 5.67%, 12/01/2043(a)		1,845	1,811,216
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2046		2,090	1,926,563
4.00%, 07/01/2051		1,945	1,743,759
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)		600	592,420
5.00%, 06/01/2054(a)		250	221,624
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036(c) (d) (e) (f) (g)		1,365	730,929
5.00%, 06/01/2051(c) (d) (e) (f) (g)		2,500	1,330,208

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(a)	$	1,000	$976,831
5.00%, 06/01/2048(a)		1,085	980,913
5.00%, 06/01/2056(a)		1,000	859,037
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)		3,750	3,442,475
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)		955	782,891
4.00%, 06/01/2051(a)		1,000	724,125
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)		3,000	3,009,707
Series 2022 5.375%, 08/01/2042(a)		2,300	2,340,848
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.25%, 12/01/2056(a)		3,000	3,000,172
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2047		2,000	2,039,717
Series 2025-A 5.00%, 07/01/2050		2,500	2,544,831
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047		1,185	1,210,433
Series 2025-B 5.00%, 07/01/2034		1,200	1,319,720
5.00%, 07/01/2035		1,250	1,376,263
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2037		2,000	2,149,361
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024 5.00%, 07/01/2042		3,000	3,164,340
Southern California Public Power Authority (Southern California Public Power Authority) Series 2025 5.00%, 07/01/2053		3,000	3,058,466
BAM Series 2025 5.25%, 07/01/2050		1,000	1,056,143

			158,119,437

Colorado – 0.4%
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2025-A 6.00%, 12/01/2055		2,000	2,110,519

Connecticut – 0.2%
City of Bridgeport CT (City of Bridgeport CT) BAM Series 2018-C 5.00%, 07/15/2038		620	635,540

	Principal Amount (000)		U.S. $ Value

Series 2021-A 4.00%, 08/01/2040	$	325	$307,376

			942,916

District of Columbia – 4.9%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046		1,715	1,729,379
District of Columbia (KIPP DC Obligated Group) Series 2017-B 5.00%, 07/01/2037		2,425	2,442,556
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039		4,275	3,959,516
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2027		620	629,715
5.00%, 02/28/2031		5,190	5,441,081
5.50%, 02/28/2033		2,270	2,465,166
5.50%, 02/28/2034		1,000	1,091,958
5.50%, 02/28/2035		4,025	4,409,641
5.50%, 02/29/2036		1,625	1,782,223
5.50%, 08/31/2036		1,800	1,973,675
5.50%, 02/28/2037		3,100	3,396,658

			29,321,568

Florida – 3.4%
Alachua County Housing Finance Authority (Woodland Park II LLC) Series 2025-A 6.30%, 07/01/2055(a)		1,000	1,008,797
Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 4.75%, 12/01/2042		3,120	3,172,272
5.25%, 12/01/2055		5,150	5,196,552
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2040		825	766,200
5.00%, 06/01/2050		3,735	3,221,387
Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(h)		5,000	4,978,930
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)		1,999	1,866,050

			20,210,188

Georgia – 0.8%
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2050(a)		3,000	3,080,080
6.00%, 07/01/2055(a)		1,500	1,526,752

			4,606,832

	Principal Amount (000)		U.S. $ Value

Illinois – 5.7%
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	$	2,390	$2,275,241
Series 2023-A 5.875%, 12/01/2047		1,000	1,010,089
Series 2025-B 6.00%, 12/01/2037		2,450	2,633,084
6.00%, 12/01/2038		2,150	2,293,691
6.00%, 12/01/2039		2,000	2,118,915
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2035		3,545	3,607,805
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049		10,000	10,228,998
Illinois Finance Authority (Board of Trustees of the University of Illinois/The) Series 2020 4.00%, 10/01/2040		615	572,730
4.00%, 10/01/2050		1,505	1,261,946
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041		2,600	2,354,876
4.00%, 11/01/2051		3,680	3,060,861
4.00%, 11/01/2056		3,850	3,122,141

			34,540,377

Indiana – 0.3%
Muncie Sanitary District (Muncie Sanitary District) AG Series 2021-A 5.00%, 01/01/2029		685	718,329
5.00%, 07/01/2029		600	633,905
5.00%, 07/01/2030		420	449,884

			1,802,118

Louisiana – 1.7%
Louisiana Public Facilities Authority (Loyola University New Orleans) Series 2023 5.25%, 10/01/2048		1,000	999,964
5.25%, 10/01/2053		8,000	7,820,059
Tangipahoa Parish Hospital Service District No. 1 (Tangipahoa Parish Hospital Service District No. 1) Series 2021 4.00%, 02/01/2037		1,530	1,492,253

			10,312,276

Maryland – 6.1%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050		1,200	992,101
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 5.00%, 07/01/2050		2,500	2,419,333
Series 2022 5.00%, 07/01/2033		1,895	1,989,776
5.00%, 07/01/2034		1,840	1,922,898
5.75%, 07/01/2053		2,280	2,366,601

	Principal Amount (000)		U.S. $ Value

6.00%, 07/01/2058	$	1,250	$1,310,310
AG Series 2026 5.00%, 07/01/2046		1,510	1,544,792
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047		2,190	2,194,079
5.25%, 06/30/2052		9,160	8,984,014
5.25%, 06/30/2055		10,345	10,112,894
Maryland Health & Higher Educational Facilities Authority (Kennedy Krieger Institute Obligated Group) Series 2025 5.25%, 07/01/2045		650	670,970
5.25%, 07/01/2051		1,000	1,020,165
5.50%, 07/01/2056		1,000	1,032,914

			36,560,847

Massachusetts – 2.4%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-B 5.25%, 07/01/2054		1,000	1,044,517
Series 2025-B 5.00%, 07/01/2045		1,000	1,063,423
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 4.375%, 07/01/2052		5,500	4,699,770
5.25%, 07/01/2052		3,720	3,659,220
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2026 5.50%, 10/01/2038		1,400	1,542,019
5.50%, 10/01/2039		1,500	1,639,067
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032		825	825,890

			14,473,906

Michigan – 5.2%
Center Line Public Schools (Center Line Public Schools) Series 2018 5.00%, 05/01/2038		895	913,285
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2032		770	786,405
5.00%, 04/01/2034		1,255	1,279,992
5.00%, 04/01/2035		1,500	1,527,754
5.00%, 04/01/2036		1,200	1,220,389
5.00%, 04/01/2037		1,100	1,117,005
Series 2023-A 5.25%, 05/01/2028		300	309,398
5.25%, 05/01/2030		700	743,440
5.25%, 05/01/2031		600	644,365
5.25%, 05/01/2032		600	648,916
5.25%, 05/01/2033		800	871,523
6.00%, 05/01/2039		2,500	2,761,359
Flint Hospital Building Authority (Hurley Medical Center) Series 2013 4.75%, 07/01/2028		50	49,827

	Principal Amount (000)		U.S. $ Value

Series 2013-A 5.25%, 07/01/2039	$	2,500	$2,419,343
Series 2020 4.00%, 07/01/2035		1,000	954,965
4.00%, 07/01/2038		1,700	1,557,121
4.00%, 07/01/2041		3,960	3,472,709
5.00%, 07/01/2031		2,405	2,465,484
Flint Public Library (Flint Public Library) AG Series 2020 3.00%, 05/01/2029		1,085	1,069,791
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2022-A 5.25%, 07/01/2039		1,925	2,077,405
5.25%, 07/01/2040		735	790,495
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2032		935	1,017,507
5.00%, 07/01/2033		1,250	1,369,751
5.00%, 07/01/2037		1,020	1,103,617

			31,171,846

Minnesota – 1.9%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2051		3,585	2,045,780
Dakota County Community Development Agency (Valley Station Apartments Project) Series 2026 5.68%, 05/01/2043		2,245	2,204,072
7.25%, 05/01/2030		1,000	989,939
7.50%, 11/01/2043		160	157,617
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Housing & Redevelopment Authority of The City of St. Paul Minnesota) Series 2026 6.01%, 02/01/2043(a)		2,500	2,472,392
8.00%, 02/01/2043(a)		400	387,397
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)		1,000	874,475
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042		1,985	2,035,105

			11,166,777

Missouri – 0.0%
St. Louis Community College District (St. Louis Community College District) Series 2017 4.00%, 04/01/2035		200	200,278

New Hampshire – 2.6%
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041(i)		1,992	2,035,023
Series 2025-1, Class A2 5.15%, 06/20/2041(i)		1,992	2,001,232

	Principal Amount (000)		U.S. $ Value

New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	$	3,494	$3,297,145
Series 2026-1, Class A2 4.25%, 07/20/2041		1,996	1,799,110
Series 2026-1, Class B 9.491%, 07/20/2041(a)		1,000	1,454,135
New Hampshire Business Finance Authority (NFA 2026-2) Series 2026-2, Class A1 4.40%, 04/20/2043		2,996	2,969,654
Series 2026-2, Class A2 4.40%, 04/20/2043		1,998	1,922,793

			15,479,092

New Jersey – 3.8%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2040(a)		3,200	2,901,666
4.00%, 07/15/2050(a)		3,260	2,670,593
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2018-A 5.00%, 07/01/2050		2,000	1,846,589
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047		1,175	1,142,325
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032		1,775	1,811,655
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027		645	657,951
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042		1,000	1,012,985
Series 2020 5.00%, 11/01/2044		7,925	8,120,843
Series 2023 5.185%, 03/01/2030		1,500	1,510,645
5.198%, 03/01/2031		1,500	1,508,717

			23,183,969

New York – 13.5%
Buffalo Sewer Authority (Buffalo Sewer Authority) Series 2021 1.75%, 06/15/2049(h)		3,380	2,533,367
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031		200	195,084
Build NYC Resource Corp. (Children’s Aid Society/The) Series 2019 4.00%, 07/01/2044		1,890	1,692,072

	Principal Amount (000)		U.S. $ Value

Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	$	760	$649,059
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)		4,625	4,450,590
Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032		825	778,451
5.00%, 06/15/2042		2,800	2,544,969
5.00%, 06/15/2052		1,520	1,275,865
5.00%, 06/15/2057		1,300	1,062,941
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052		2,000	2,004,360
5.25%, 07/01/2057		1,625	1,623,850
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037(d)		500	482,026
5.00%, 06/01/2052(d)		3,260	2,792,847
Series 2017-A 5.00%, 06/01/2047(d)		1,725	1,550,581
Build NYC Resource Corp. (South Bronx Classical Charter School V) Series 2026 5.50%, 06/15/2065		5,380	5,324,775
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)		2,000	1,898,442
5.375%, 10/15/2061(a)		3,000	2,803,000
Series 2026 5.25%, 06/01/2046(a)		1,250	1,235,662
City of New York NY (City of New York NY) Series 2025E 5.392%, 10/01/2055		5,000	4,509,810
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-C 4.75%, 11/15/2045		6,015	6,043,299
5.25%, 11/15/2055		10,000	10,113,975
Series 2020-E 5.00%, 11/15/2032		3,250	3,489,036
Series 2024-B 5.00%, 11/15/2043		2,000	2,094,097
Series 2025 5.00%, 11/15/2035		1,395	1,552,571
5.00%, 11/15/2042		3,800	4,010,208
5.00%, 11/15/2044		2,500	2,612,423
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)		1,895	1,898,009
5.00%, 06/01/2059(a)		1,000	946,903
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053		4,000	4,136,778

	Principal Amount (000)		U.S. $ Value

New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.25%, 07/01/2050	$	2,000	$1,976,072
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051		2,000	1,938,114
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.125%, 08/01/2044		1,250	1,157,138

			81,376,374

North Carolina – 0.7%
North Carolina Central University (North Carolina Central University) Series 2019 4.00%, 04/01/2049		2,270	1,962,339
5.00%, 04/01/2044		2,500	2,532,036

			4,494,375

Ohio – 4.0%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2019 5.00%, 02/15/2044		2,150	2,182,356
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History/The) Series 2021 4.00%, 07/01/2051		1,370	1,136,229
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042		4,865	4,828,863
5.50%, 02/15/2057		2,365	2,366,095
County of Darke OH (Wayne Hospital Obligated Group) Series 2019-A 5.00%, 09/01/2049		2,690	2,475,494
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2038		1,000	1,040,837
5.25%, 01/01/2041		2,000	2,049,477
5.25%, 01/01/2052		1,000	981,091
Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(a)		6,000	6,131,403
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(a)		1,000	1,039,536

			24,231,381

Oklahoma – 1.4%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033		2,100	2,129,941
5.50%, 08/15/2057		1,000	988,859
Series 2022-A 5.50%, 08/15/2041		5,000	5,023,918

			8,142,718

	Principal Amount (000)		U.S. $ Value

Other – 0.7%
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A2 4.147%, 01/20/2041	$	4,990	$4,508,718

Pennsylvania – 3.4%
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2020-A 5.00%, 11/01/2045		1,000	1,027,986
Series 2022-C 5.50%, 06/01/2047		3,780	4,024,421
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037		5,290	5,262,187
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032		885	889,720
5.00%, 07/01/2034		2,130	2,137,365
Philadelphia Authority for Industrial Development (City of Philadelphia PA) AG Series 2017 5.00%, 12/01/2035		200	202,265
Series 2018 5.00%, 05/01/2036		1,620	1,663,594
5.00%, 05/01/2037		1,390	1,425,222
5.00%, 05/01/2038		1,000	1,024,001
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040		2,100	2,021,250
School District of the City of Erie (The) (School District of the City of Erie) AG Series 2019-A 5.00%, 04/01/2031		930	971,965

			20,649,976

Texas – 0.8%
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(a)		1,980	1,941,567
Bexar County Hospital District (Bexar County Hospital District) Series 2018 4.00%, 02/15/2043		2,250	2,112,361
City of Mission TX (City of Mission TX) BAM Series 2021 5.00%, 02/15/2029		1,000	1,040,941

			5,094,869

West Virginia – 0.2%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2025 5.50%, 06/01/2050		1,000	1,046,318

Wisconsin – 6.8%
Public Finance Authority (PFAR4 2026-1) Series 2026-1, Class A1 4.477%, 12/05/2040		1,998	1,923,486

	Principal Amount (000)	U.S. $ Value

Series 2026-1, Class A2 4.477%, 12/05/2040	$ 999	$920,062
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy) Series 2020 5.00%, 03/15/2050	3,520	3,365,965
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,505	4,205,870
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058(c) (d) (f)	1,000	776,138
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2055(a)	1,000	889,567
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.50%, 12/01/2044(a)	1,000	1,008,858
5.75%, 12/01/2054(a)	7,000	6,861,392
Series 2026 6.00%, 12/01/2050(a)	1,575	1,601,529
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2019 5.00%, 06/01/2034	900	915,704
5.00%, 06/01/2039	2,050	2,058,789
5.00%, 06/01/2044	6,315	6,230,758
Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	8,255	7,152,014
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	3,250	3,166,290

		41,076,422

Total Municipal Obligations (cost $629,557,037)		605,090,278

	Shares

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(j) (k) (l) (cost $2,113,484)	2,113,484	2,113,484

Total Investments – 100.8% (cost $631,670,521)(m)		607,203,762
Other assets less liabilities – (0.8)%		(4,836,149)

Net Assets – 100.0%		$602,367,613

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	26,000	10/15/2029	2.485%	CPI#	Maturity	$351,377	$—	$351,377
USD	22,300	10/15/2030	2.615%	CPI#	Maturity	100,074	—	100,074

						$451,451	$—	$451,451

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	15,600	01/03/2033	1 Day SOFR	3.347%	Annual	$(781,870)	$—	$(781,870)
USD	12,200	01/03/2033	1 Day SOFR	3.724%	Annual	(333,887)	—	(333,887)
USD	10,200	01/03/2033	1 Day SOFR	3.695%	Annual	(297,226)	—	(297,226)
USD	11,100	03/25/2033	1 Day SOFR	3.774%	Annual	(284,017)	—	(284,017)
USD	2,750	03/25/2033	1 Day SOFR	3.719%	Annual	(79,546)	—	(79,546)
USD	10,100	05/10/2033	1 Day SOFR	3.862%	Annual	(211,593)	—	(211,593)
USD	7,100	05/10/2033	1 Day SOFR	4.059%	Annual	(64,611)	—	(64,611)
USD	7,200	06/15/2033	1 Day SOFR	3.978%	Annual	(105,314)	—	(105,314)
USD	3,100	06/15/2033	1 Day SOFR	4.027%	Annual	(36,474)	—	(36,474)
USD	7,100	07/15/2033	1 Day SOFR	3.929%	Annual	(127,367)	—	(127,367)
USD	10,000	08/15/2033	1 Day SOFR	4.155%	Annual	(45,636)	—	(45,636)
USD	9,700	09/25/2035	3.587%	1 Day SOFR	Annual	543,151	—	543,151
USD	3,800	10/25/2035	3.521%	1 Day SOFR	Annual	234,194	—	234,194
USD	11,300	02/26/2036	3.659%	1 Day SOFR	Annual	584,899	—	584,899

						$(1,005,297)	$—	$(1,005,297)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	2,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	$(35,740)	$—	$(35,740)
JPMorgan Chase Bank NA	USD	2,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	(49,821)	—	(49,821)
JPMorgan Chase Bank NA	USD	2,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	(56,377)	—	(56,377)
JPMorgan Chase Bank NA	USD	2,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	(62,397)	—	(62,397)

							$(204,335)	$—	$(204,335)

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $98,458,350 or 16.3% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.27% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2037	10/01/2024	$504,175	$482,026	0.08%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	06/20/2019 - 09/21/2023	3,203,794	2,792,847	0.46%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017-A 5.00%, 06/01/2047	12/07/2017 - 12/20/2023	1,712,295	1,550,581	0.26%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 4.75%, 06/01/2036	01/30/2024	1,336,301	730,929	0.12%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	10/25/2017 - 04/20/2023	2,346,615	1,330,208	0.22%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	1,000,000	776,138	0.13%

(e)	Fair valued by the Adviser.
(f)	Defaulted.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	Affiliated investments.
(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,355,707 and gross unrealized depreciation of investments was $(30,580,647), resulting in net unrealized depreciation of $(25,224,940).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

DOT – Department of Transportation

MMD – Municipal Market Data

SOFR – Secured Overnight Financing Rate

AB Corporate Shares

AB Impact Municipal Income Shares

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$-0-	$603,029,141	$2,061,137	$605,090,278
Short-Term Investments	2,113,484	-0-	-0-	2,113,484

Total Investments in Securities	2,113,484	603,029,141	2,061,137	607,203,762
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	451,451	-0-	451,451
Centrally Cleared Interest Rate Swaps	-0-	1,362,244	-0-	1,362,244
Liabilities:
Centrally Cleared Interest Rate Swaps	-0-	(2,367,541)	-0-	(2,367,541)
Interest Rate Swaps	-0-	(204,335)	-0-	(204,335)

Total	$2,113,484	$602,270,960	$2,061,137	$606,445,581

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2026 is as follows:

Fund	Market Value 4/30/2026 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$-0-	$32,560	$30,447	$2,113	$26